As filed with the Securities and Exchange Commission on November 26, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-6194

The Chaconia Income & Growth Fund, Inc.
(Exact name of registrant as specified in charter)

C/O U.S. Bancorp Fund Services, LLC
615 E. Michigan St., Third Floor, Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Foley & Lardner LLP, 777 E. Wisconsin Avenue, Milwaukee, WI 53202
(Name and address of agent for service)

1-800-368-3322
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2008

Date of reporting period:  September 30, 2008

Item 1. Schedule of Investments.

Chaconia Income & Growth Fund
Schedule of Investments
September 30, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS - 68.5%
	Aerospace & Defense - 4.2%
3,400	The Boeing Company	$194,990
4,400	General Dynamics Corporation	323,928
		518,918
	Capital Goods - 2.2%
10,600	General Electric Company	270,300

	Consumer Discretionary - 9.0%
7,100	Darden Restaurants, Inc.	203,273
3,800	Target Corporation	186,390
6,200	The TJX Companies, Inc.	189,224
8,000	The Walt Disney Company	245,520
8,700	Yum! Brands, Inc.	283,707
		1,108,114
	Consumer Staples - 0.9%
1,700	Kimberly-Clark Corp.	110,228

	Data Processing - 1.5%
4,400	Automatic Data Processing, Inc.	188,100

	Electronic Equipment & Instruments - 1.5%
6,200	Agilent Technologies, Inc. *	183,892

	Financial Services - 8.5%
4,800	Bank of America Corporation	168,000
5,900	Citigroup, Inc.	121,009
2,000	The Goldman Sachs Group, Inc.	256,000
6,700	J.P. Morgan Chase & Co.	312,890
4,700	Merrill Lynch & Co., Inc.	118,910
2,808	Morgan Stanley	64,584
		1,041,393
	Health Care - 9.9%
4,300	Beckman Coulter, Inc.	305,257
14,900	Boston Scientific Corp. *	182,823
4,800	Express Scripts, Inc. *	354,336
5,200	Pfizer Inc.	95,888
5,200	UnitedHealth Group, Incorporated	132,028
3,000	Wellpoint Inc. *	140,310
		1,210,642
	Insurance - 4.6%
4,300	AFLAC Incorporated	252,625
4,100	Loews Corporation	161,909
8,900	The Progressive Corporation	154,860
		569,394
	Integrated Oil & Gas - 8.2%
3,200	Apache Corporation	333,696
3,900	Devon Energy Corporation	355,680
4,500	Occidental Petroleum Corporation	317,025
		1,006,401
	Multi Utilities - 3.3%
9,900	Duke Energy Corporation	172,557
6,000	The Southern Company	226,140
		398,697

	Semiconductors - 3.3%
15,900	Intel Corporation	297,807
5,900	International Rectifier Corporation *	112,218
		410,025

	Software - 2.6%
4,400	Autodesk, Inc. *	$147,620
5,200	Intuit, Inc. *	164,372
		311,992
	Technology - 4.5%
14,400	Corning Incorporated	225,216
2,800	International Business Machines Corporation (IBM)	327,488
		552,704
	Telecommunications - 2.0%
6,800	American Tower Corporation - Class A *	244,596

	Transportation - 2.3%
4,000	Union Pacific Corporation	284,640
	Total Common Stocks (Cost $7,426,905)	8,410,036

	MUTUAL FUNDS - 5.2%
237,123	Trinidad & Tobago Unit Trust Corporation First Unit Scheme *(a)(f)	642,201
	Total Mutual Funds (Cost $429,530)	642,201
Principal
Amount		Value
	ASSET BACKED SECURITIES - 2.8%
100,000	CPL Transition Funding LLC
	Series 2002-1, Class A5, 6.250%, 01/15/2017	99,424
69,345	Continental Airlines Inc. Pass Thru Certificates
	Series 2000-2, 7.707%, 04/02/2021	61,059
90,000	FedEx Corporation,
	1993-A, 8.760%, 05/22/2015	100,921
93,638	Union Pacific Corporation,
	2003-1, 4.698%, 01/02/2024	84,933
	Total Asset Backed Securities (Cost $372,789)	346,337

	CORPORATE BONDS - 2.3%
100,040	The Burlington Northern and Santa Fe Railway Company,
	5.943%, 01/15/2022	101,584
100,000	Commonwealth Edison Co.
	5.900%, 03/15/2036	81,755
100,000	Norfolk Southern Corp.,
	5.257%, 09/17/2014	100,213
	Total Corporate Bonds (Cost $297,625)	283,552

	MORTGAGE BACKED SECURITIES - 1.8%
	Government National Mortgage Association (GNMA)
	Real Estate Mortgage Investment Conduit Pass-Thru Certificates
17,763	Series 2002-83, Class A, 3.313%, 04/16/2017	17,859
55,691	Series 2004-78, Class A, 3.590%, 11/16/2017	55,253
48,631	Series 2005-2B, 4.116%, 03/16/2019	48,396
83,401	Series 2003-48, Class AB, 2.866%, 02/16/2020	83,102
53,045	Series 2004-25, Class AC, 3.377%, 01/16/2023	52,508
26,120	Series 2005-87, 4.449%, 03/16/2025	26,080
35,022	Series 2006-8, 3.942%, 08/16/2025	34,804
59,836	Series 2005-14, Class A, 4.130%, 02/16/2027	59,570
69,859	Series 2003-72, Class B, 4.356%, 02/16/2030	69,735
	Total Mortgage Backed Securities (Cost $441,768)	447,307

		U.S. GOVERNMENT AGENCY ISSUES - 18.0%
		AID - ISRAEL
200,000		5.500%, 09/18/2023	$217,046
200,000		5.500%, 12/04/2023	217,202
			434,248
		Amethyst,
133,349		4.620%, 04/15/2016	140,350

		Federal National Mortgage Association (FNMA)
200,000		5.000%, 02/13/2017	204,780
80,522		6.000%, 05/01/2036	81,664
76,771		5.500%, 04/01/2036	76,676
			363,120
		Government National Mortgage Association (GNMA)
		Real Estate Mortgage Investment Conduit Pass-Thru Certificates
70,804		5.500%, 01/20/2035	70,747
77,693		5.000%, 11/20/2035	75,950
			146,697
		Rowan Companies
87,000		5.880%, 03/15/2012	92,121

		Small Business Administration (SBA)
		Participation Certificates:
86,203		Series 2004- 10C, Class 1,
		4.230%, 05/01/2014	85,213
159,195		Series 2002- 20H, Class 1,
		5.310%, 08/01/2022	159,402
68,688		Series 2003- 20J, Class 1,
		4.920%, 10/01/2023	67,450
268,360		Series 2004- 20E, Class 1,
		5.180%, 05/01/2024	266,610
141,850		Series 2003- 20F, Class 1,
		5.520%, 06/01/2024	143,048
39,486		Series 2003- 20H, Class 1,
		5.110%, 08/01/2025	38,864
23,633		Series 2003- 20E, Class 1,
		5.310%, 05/01/2027	23,426
23,656		Series 2003- 20H, Class 1,
		5.780%, 08/01/2027	23,659
			807,672
		Total U.S. Government Agency Issues (Cost $1,967,118)	1,984,208

		SHORT TERM INVESTMENTS - 2.2%
		Money Market Funds - 2.2%
		First American Treasury
264,704		Obligations Fund - Class Y	264,704
		Total Short Term Investments (Cost $264,704)	264,704
		TOTAL INVESTMENTS (Cost $11,200,439) - 100.8%	12,378,345
		Liabilities in Excess of Other Assets - (0.8)%	(111,128)
		TOTAL NET ASSETS - 100.0%	$12,267,217

	*	Non Income Producing
	(a)	Affiliated issuer.
	(f)	Foreign security.

The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

Cost of investments	$11,200,439
Gross unrealized appreciation	2,400,187
Gross unrealized depreciation	-1,222,280
Net unrealized appreciation	$1,177,907

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial
Statements section in the Fund’s most recent semi-annual or annual report.

The Chaconia Income & Growth Fund
FAS 157 - Summary of Fair Value Exposure at September 30, 2008

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund (Portfolio) has adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  [May want to consider this additional disclosure if a money market fund:  For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.]

The following is a summary of the inputs used to value the Fund's (Portfolio's) net assets as of September 30, 2008:

Description	Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices	$ 8,674,740	$ –
Level 2 - Other significant observable inputs	3,703,605	–
Level 3 - Significant unobservable inputs	–	–
Total	$ 12,378,345	$ –

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

(Admins. - modify the above sentence to remove instruments not applicable.)

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Chaconia Income & Growth Fund, Inc.

By (Signature and Title)  /s/  Gayle Daniel-Worrell
Gayle Daniel-Worrell, President

Date       11/25/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/  Gayle Daniel-Worrell
Gayle Daniel-Worrell, President

Date       11/25/2008

By (Signature and Title)*  /s/  Eutrice Carrington
Eutrice Carrington, Treasurer

Date       11/26/2008